Financial and capital risk management (Details 12) $ in Millions	Dec. 31, 2023 USD ($)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (8)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(21)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(35)
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	21
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	35
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(6)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (13)